Rule 497(e)

1940 Act File No. 811-07685

1933 Act Registration No. 333-07305

FRONTIER FUNDS, INC.

Supplement to Statement of Additional Information
Dated October 31, 2023, as previously supplemented

Frontier MFG Global Sustainable Fund
Institutional Class Shares (FMSGX)

Service Class Shares (FMSRX)

Frontier MFG Core Infrastructure Fund
Institutional Class Shares (FMGIX)
Service Class Shares (FCIVX)

Frontier HyperiUS Global Equity Fund

Institutional Class Shares (FHYPX)

Service Class Shares (FHGSX)

The Board of Directors of Frontier Funds, Inc. (the “Company”) has elected Charles S. Thompson II to serve as President and as a Director of the Company, effective June 1, 2024, following the resignation of William D. Forsyth III as President and Director of the Company.

All references and information relating to Mr. Forsyth as President and as a Director of the Company are hereby deleted. In addition, Mr. Thompson has been appointed President of Frontegra Asset Management, Inc., the investment adviser to the series of the Company, and Manager of Frontegra Strategies, LLC, the Company’s distributor, following the resignation of Mr. Forsyth from such positions. Accordingly, the information regarding the directors and officers of the Company in the “Directors and Officers” table beginning on page 19 of the SAI is amended and restated in its entirety as shown below and is as of June 1, 2024:

Interested Director and Officers
Name, Address and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Director	Other Directorships Held by Director

Charles S. Thompson II Frontier Funds, Inc. 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1970	President	Elected annually by the Board; since June 2024	Mr. Thompson has served as President of Frontegra and Manager of the Distributor since June 2024 and as a Director of Frontegra and a Director of Frontier Partners since February 2024. He previously served as Head of Distribution and Strategy for Americas of Perpetual Limited, a financial services company, from March 2020 to March 2023; Head of Distribution and Managing Director of Snow Capital Management from February 2018 to February 2020; and Head of Distribution, Vice President of Henderson Global Investors from December 2001 to June 2017.	N/A	N/A
	Director	Indefinite; since June 2024

Interested Director and Officers

Name, Address and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Director	Other Directorships Held by Director

Elyce D. Dilworth Frontier Funds, Inc. 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1966	Treasurer, Assistant Secretary, Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Elected annually by the Board; Treasurer and Assistant Secretary since August 2008; Chief Compliance Officer since January 2008; Anti-Money Laundering Compliance Officer since February 2008.	Ms. Dilworth has served as Chief Compliance Officer of Frontegra since January 2008 and as Secretary of Frontegra since August 2008. Ms. Dilworth served as Chief Compliance Officer of the Distributor from August 2008 to September 2018.	N/A	N/A

Christopher A. Currie Frontier Funds, Inc. 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1970	Vice President and Secretary	Elected annually by the Board; since September 2020	Mr. Currie has served as General Securities Principal of the Distributor since September 2015 and Chief Compliance Officer of the Distributor since October 2018. Mr. Currie has served as General Counsel and Chief Compliance Officer of Frontier Partners since October 2014 and Chief Operating Officer of Frontier Partners since June 2020. Mr. Currie has served as General Counsel of Frontegra since October 2014 and Chief Operating Officer of Frontegra since September 2020.	N/A	N/A

This supplement should be retained with your Statement of Additional Information for future reference.

The date of this Statement of Additional Information Supplement is June 4, 2024.